EQUITY (Details) - USD ($)		1 Months Ended
	Apr. 21, 2021	Jan. 31, 2021	Oct. 31, 2020	Jun. 30, 2022	Jun. 30, 2021
Class of Stock [Line Items]
Ordinary shares, shares authorized				458,694,920	458,694,920
Ordinary shares, par value per share				$ 0.0001	$ 0.0001
Ordinary shares, shares issued				44,069,300	44,069,300
Ordinary shares, shares outstanding				44,069,300	44,069,300
Minimum percentage of after-tax profit transferred by Chinese subsidiaries to statutory reserve fund				10.00%
Maximum percentage criteria for appropriation of after-tax profit of Chinese subsidiaries to statutory reserve fund				50.00%
Statutory reserve				$ 919,407	$ 17,758
Restricted net assets of subsidiaries, VIE and VIE's subsidiaries				$ 49,756,268	$ 47,196,030
Ordinary Shares
Class of Stock [Line Items]
Authorized capital				500,000,000
Nominal value of share				$ 0.0001
Ordinary shares, shares authorized				458,694,920	458,694,920
Ordinary shares, par value per share	$ 0.0001			$ 0.0001	$ 0.0001
Number of shares issued	38,417,461
Consideration for issuance of shares	$ 0
Ordinary shares, shares issued	38,417,461			44,069,300	44,069,300
Ordinary shares, shares outstanding	38,417,461			44,069,300	44,069,300
Issuance of ordinary shares (in shares)		4,024,415
Ordinary Shares | Baijia Cloud Technology Co., Ltd. ("BaiJia Cloud Technology ")
Class of Stock [Line Items]
Issuance of ordinary shares (in shares)		366,170
Percentage of equity interest acquired		30.00%
Ordinary Shares | Baijiayun Information Technology Co., Ltd. ("BaiJiaYun Information Technology")
Class of Stock [Line Items]
Issuance of ordinary shares (in shares)		3,658,245
Percentage of equity interest acquired		49.00%
Ordinary Shares | Nanjing Baishilian Technology Co., Ltd. ("Nanjing Baishilian")
Class of Stock [Line Items]
Issuance of ordinary shares to employee share based payment platform (in shares)			1,627,424
Series A preferred shares including series seed preferred shares
Class of Stock [Line Items]
Mezzanine equity, shares authorized				9,880,984
Mezzanine equity, par value per share				$ 0.0001
Series A+ preferred shares
Class of Stock [Line Items]
Mezzanine equity, shares authorized				12,532,172
Mezzanine equity, par value per share				$ 0.0001
Series B convertible redeemable preferred shares
Class of Stock [Line Items]
Mezzanine equity, shares authorized				11,047,269	11,047,269
Mezzanine equity, par value per share				$ 0.0001	$ 0.0001
Series B+ convertible redeemable preferred shares
Class of Stock [Line Items]
Mezzanine equity, shares authorized				5,424,746
Mezzanine equity, par value per share				$ 0.0001
Series C convertible redeemable preferred shares
Class of Stock [Line Items]
Mezzanine equity, shares authorized				2,419,909	0
Mezzanine equity, par value per share				$ 0.0001	$ 0.0001